Subsequent Events- Additional Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended						1 Months Ended						3 Months Ended
	Mar. 22, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Aug. 31, 2011 Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Mar. 22, 2012 JW Marriott Washington, DC	Mar. 22, 2012 Issuance of Debt Series A Senior Notes Five Point Two Five Percent Due Twenty Twenty Two	Apr. 26, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014	Mar. 22, 2012 Repayment of Debt Series S Senior Notes 6.875 Percent Due November 2014	Apr. 16, 2012 Repayment of Debt Exchangeable 2007 Senior Debentures 2.625 Percent Due April 2027	Mar. 23, 2012 Issuance of Equity 2011 Sales Agency Financing Agreement
Subsequent Event [Line Items]
Intended repayment of Senior Notes											$ 250
Debt interest rate									7.50%	5.25%	6.875%	6.875%
Face amount of debt										350
Proceed from issuance of note										344
Repurchase of debt, face amount								134	113
Debentures redeemed for cash												250
Gain (loss) on extinguishment of debt	(8)	(4)	[1]	(1)	[1]	2	[2]	(5)
Repayment of convertible debt													386
Common stock issued														174
Common stock issued, shares														11.1
Average price per share for stock issued														$ 15.67
Net proceeds from issuance of common stock														172
Commissions														$ 2

[1]	Interest expense and interest paid for 2011 and 2010 includes cash prepayment premiums of approximately $5 million and $20 million, respectively. No significant prepayment premium was paid in 2009.
[2]	Interest expense and interest paid for 2009 is net of $7 million received in connection with the 2007 defeasance of $514 million in collateralized mortgage-backed securities.